8. DEFERRED FINANCING COSTS, NET	9 Months Ended
Sep. 30, 2014
Deferred Revenue Disclosure [Abstract]
DEFERRED FINANCING COSTS, NET

8.   DEFERRED FINANCING COSTS, NET

As of September 30, 2014, we had recognized $115,000 of deferred financing costs. On January 10, 2014 the Company paid $15,000 to Full Circle Capital Corporation (“Full Circle”) as a deposit for deal-related expenses related to the long-term financing commitment. On January 21, 2014 as part of the $500,000 proceeds from the warrant being issued to Full Circle, $100,000 was retained by Full Circle out of the total consideration of $500,000 to cover legal and deal-related expenses in connection with the long-term financing commitment from Full Circle (see Note 12).

The deferred financing costs of $115,000 are being amortized over the estimated term of the long-term financing agreement of three years (see Note 12). Amortization expense was approximately $10,000 and $0 for the three months ended September 30, 2014 and 2013, respectively, and approximately $26,000 and $0 for the nine months ended September 30, 2014 and 2013, respectively. The unamortized deferred financing balance at September 30, 2014 was approximately $89,000.